As filed with the U.S. Securities and Exchange Commission on April 14, 2022

File Nos.
333-232249
811-23450
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	11	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	13	[X]
(Check appropriate box or boxes.)

GLOBAL BETA ETF TRUST

(Exact Name of Registrant as Specified in Charter)
1364 WELSH ROAD, SUITE C120, NORTH WALES, PA 19454

(Address of Principal Executive Offices, Zip Code)
(215) 531-8234

(Registrant’s Telephone Number, including Area Code)

Justin Lowry
1364 Welsh Road, Suite C120
North Wales, PA  19454

(Name and Address of Agent for Service of Process)
With Copy to:
Michael D. Mabry, Esq.
J. Stephen Feinour, Jr., Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania  19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable following the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[X]	On May 13, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay, until May 13, 2022, the effectiveness of Post-Effective Amendment No. 7 (“PEA 7”) of Global Beta ETF Trust (the “Registrant”) to its Registration Statement. PEA 7 relates solely to the Global Beta China Green Bond ETF, a series of the Registrant. Parts A and B of PEA 7, filed on December 17, 2021, are incorporated herein by reference. Part C of PEA 7 is also incorporated herein by reference.

The prospectus and statement of additional information for the other series of the Registrant are not changed by the filing of this Post-Effective Amendment.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized in the Town of North Wales and the Commonwealth of Pennsylvania, on April 14, 2022.

GLOBAL BETA ETF TRUST

By:	/s/ Justin Lowry
Justin Lowry, Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Justin Lowry	Trustee	April 14, 2022
Justin Lowry
/s/ Vincent T. Lowry*	President and Chairman of the Board of Trustees	April 14, 2022
Vincent T. Lowry
/s/ Richard Haverstick*	Trustee	April 14, 2022
Richard Haverstick
/s/ Peter Burchfield*	Trustee	April 14, 2022
Peter Burchfield
/s/ David Downes*	Trustee	April 14, 2022
David Downes
/s/ Joshua G. Hunter	Treasurer	April 14, 2022
Joshua G. Hunter

*By: /s/ Justin Lowry
Justin Lowry Attorney-in-Fact (Pursuant to Power of Attorney previously filed)